Distribution Date:	12/17/21	UBS Commercial Mortgage Trust 2018-C8
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	16-18		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210
Principal Prepayment Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	20
			David Rodgers	(212) 310-9821
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	25		9062 Old Annapolis Road | Columbia, MD 21045
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	90276VAA7	2.659000%	23,231,000.00	5,816,351.80	544,671.42	12,888.07	0.00	0.00	557,559.49	5,271,680.38	30.52%	30.00%
A-2	90276VAB5	3.713000%	68,276,000.00	68,276,000.00	0.00	211,257.32	0.00	0.00	211,257.32	68,276,000.00	30.52%	30.00%
A-SB	90276VAC3	3.903000%	35,465,000.00	35,465,000.00	0.00	115,349.91	0.00	0.00	115,349.91	35,465,000.00	30.52%	30.00%
A-3	90276VAD1	3.720000%	284,000,000.00	284,000,000.00	0.00	880,400.00	0.00	0.00	880,400.00	284,000,000.00	30.52%	30.00%
A-4	90276VAE9	3.983000%	320,645,000.00	320,645,000.00	0.00	1,064,274.20	0.00	0.00	1,064,274.20	320,645,000.00	30.52%	30.00%
A-S	90276VAH2	4.215000%	84,920,000.00	84,920,000.00	0.00	298,281.50	0.00	0.00	298,281.50	84,920,000.00	22.26%	21.88%
B	90276VAJ8	4.567000%	54,871,000.00	54,871,000.00	0.00	208,829.88	0.00	0.00	208,829.88	54,871,000.00	16.92%	16.63%
C	90276VAK5	4.700561%	45,726,000.00	45,726,000.00	0.00	179,114.87	0.00	0.00	179,114.87	45,726,000.00	12.46%	12.25%
D	90276VAN9	4.700561%	20,987,000.00	20,987,000.00	0.00	82,208.89	0.00	0.00	82,208.89	20,987,000.00	10.42%	10.24%
D-RR	90276VAR0	4.700561%	31,272,000.00	31,272,000.00	0.00	122,496.61	0.00	0.00	122,496.61	31,272,000.00	7.38%	7.25%
E-RR	90276VAT6	4.700561%	20,903,000.00	20,903,000.00	0.00	81,879.85	0.00	0.00	81,879.85	20,903,000.00	5.34%	5.25%
F-RR	90276VAV1	4.700561%	14,371,000.00	14,371,000.00	0.00	56,293.13	0.00	0.00	56,293.13	14,371,000.00	3.94%	3.88%
NR-RR	90276VAX7	4.700561%	40,500,891.00	40,500,891.00	0.00	146,445.49	0.00	0.00	146,445.49	40,500,891.00	0.00%	0.00%
Z	90276VAZ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276VBA6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,045,167,891.00	1,027,753,242.80	544,671.42	3,459,719.72	0.00	0.00	4,004,391.14	1,027,208,571.38

Notional Certificates
X-A	90276VAF6	0.862708%	731,617,000.00	714,202,351.80	0.00	513,456.76	0.00	0.00	513,456.76	713,657,680.38
X-B	90276VAG4	0.261768%	185,517,000.00	185,517,000.00	0.00	40,468.69	0.00	0.00	40,468.69	185,517,000.00
Notional SubTotal			917,134,000.00	899,719,351.80	0.00	553,925.45	0.00	0.00	553,925.45	899,174,680.38

Deal Distribution Total					544,671.42	4,013,645.17	0.00	0.00	4,558,316.59

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276VAA7	250.37027248	23.44588782	0.55477896	0.00000000	0.00000000	0.00000000	0.00000000	24.00066678	226.92438466
A-2	90276VAB5	1,000.00000000	0.00000000	3.09416662	0.00000000	0.00000000	0.00000000	0.00000000	3.09416662	1,000.00000000
A-SB	90276VAC3	1,000.00000000	0.00000000	3.25249993	0.00000000	0.00000000	0.00000000	0.00000000	3.25249993	1,000.00000000
A-3	90276VAD1	1,000.00000000	0.00000000	3.10000000	0.00000000	0.00000000	0.00000000	0.00000000	3.10000000	1,000.00000000
A-4	90276VAE9	1,000.00000000	0.00000000	3.31916668	0.00000000	0.00000000	0.00000000	0.00000000	3.31916668	1,000.00000000
A-S	90276VAH2	1,000.00000000	0.00000000	3.51250000	0.00000000	0.00000000	0.00000000	0.00000000	3.51250000	1,000.00000000
B	90276VAJ8	1,000.00000000	0.00000000	3.80583332	0.00000000	0.00000000	0.00000000	0.00000000	3.80583332	1,000.00000000
C	90276VAK5	1,000.00000000	0.00000000	3.91713402	0.00000000	0.00000000	0.00000000	0.00000000	3.91713402	1,000.00000000
D	90276VAN9	1,000.00000000	0.00000000	3.91713394	0.00000000	0.00000000	0.00000000	0.00000000	3.91713394	1,000.00000000
D-RR	90276VAR0	1,000.00000000	0.00000000	3.91713386	0.00000000	0.00000000	0.00000000	0.00000000	3.91713386	1,000.00000000
E-RR	90276VAT6	1,000.00000000	0.00000000	3.91713390	0.00000000	0.00000000	0.00000000	0.00000000	3.91713390	1,000.00000000
F-RR	90276VAV1	1,000.00000000	0.00000000	3.91713381	0.00000000	0.00000000	0.00000000	0.00000000	3.91713381	1,000.00000000
NR-RR	90276VAX7	1,000.00000000	0.00000000	3.61585848	0.30127559	5.80165607	0.00000000	0.00000000	3.61585848	1,000.00000000
Z	90276VAZ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276VBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276VAF6	976.19704271	0.00000000	0.70181087	0.00000000	0.00000000	0.00000000	0.00000000	0.70181087	975.45256655
X-B	90276VAG4	1,000.00000000	0.00000000	0.21814006	0.00000000	0.00000000	0.00000000	0.00000000	0.21814006	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/21 - 11/30/21	30	0.00	12,888.07	0.00	12,888.07	0.00	0.00	0.00	12,888.07	0.00
A-2	11/01/21 - 11/30/21	30	0.00	211,257.32	0.00	211,257.32	0.00	0.00	0.00	211,257.32	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	115,349.91	0.00	115,349.91	0.00	0.00	0.00	115,349.91	0.00
A-3	11/01/21 - 11/30/21	30	0.00	880,400.00	0.00	880,400.00	0.00	0.00	0.00	880,400.00	0.00
A-4	11/01/21 - 11/30/21	30	0.00	1,064,274.20	0.00	1,064,274.20	0.00	0.00	0.00	1,064,274.20	0.00
X-A	11/01/21 - 11/30/21	30	0.00	513,456.76	0.00	513,456.76	0.00	0.00	0.00	513,456.76	0.00
X-B	11/01/21 - 11/30/21	30	0.00	40,468.69	0.00	40,468.69	0.00	0.00	0.00	40,468.69	0.00
A-S	11/01/21 - 11/30/21	30	0.00	298,281.50	0.00	298,281.50	0.00	0.00	0.00	298,281.50	0.00
B	11/01/21 - 11/30/21	30	0.00	208,829.88	0.00	208,829.88	0.00	0.00	0.00	208,829.88	0.00
C	11/01/21 - 11/30/21	30	0.00	179,114.87	0.00	179,114.87	0.00	0.00	0.00	179,114.87	0.00
D	11/01/21 - 11/30/21	30	0.00	82,208.89	0.00	82,208.89	0.00	0.00	0.00	82,208.89	0.00
D-RR	11/01/21 - 11/30/21	30	0.00	122,496.61	0.00	122,496.61	0.00	0.00	0.00	122,496.61	0.00
E-RR	11/01/21 - 11/30/21	30	0.00	81,879.85	0.00	81,879.85	0.00	0.00	0.00	81,879.85	0.00
F-RR	11/01/21 - 11/30/21	30	0.00	56,293.13	0.00	56,293.13	0.00	0.00	0.00	56,293.13	0.00
NR-RR	11/01/21 - 11/30/21	30	221,901.10	158,647.41	0.00	158,647.41	12,201.93	0.00	0.00	146,445.49	234,972.24
Totals			221,901.10	4,025,847.09	0.00	4,025,847.09	12,201.93	0.00	0.00	4,013,645.17	234,972.24

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,558,316.59
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,041,597.38	Master Servicing Fee	7,999.35
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,738.29
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	428.23
ARD Interest	0.00	Operating Advisor Fee	1,173.35
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	411.10
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,041,597.38	Total Fees	15,750.33

Principal		Expenses/Reimbursements
Scheduled Principal	544,671.42	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	1,701.93
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	544,671.42	Total Expenses/Reimbursements	12,201.93

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,013,645.17
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	544,671.42
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,558,316.59
Total Funds Collected	4,586,268.80	Total Funds Distributed	4,586,268.85

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,027,753,243.60	1,027,753,243.60	Beginning Certificate Balance	1,027,753,242.80
(-) Scheduled Principal Collections	544,671.42	544,671.42	(-) Principal Distributions	544,671.42
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,027,208,572.18	1,027,208,572.18	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,027,979,990.57	1,027,979,990.57	Ending Certificate Balance	1,027,208,571.38
Ending Actual Collateral Balance	1,027,442,635.23	1,027,442,635.23

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.80)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.80)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.70%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	46,175,100.26	4.50%	29	4.7426	NAP	Defeased	5	46,175,100.26	4.50%	29	4.7426	NAP
10,000,000 or less	41	246,059,560.86	23.95%	65	4.8353	2.252002	1.35 or less	16	225,933,244.51	21.99%	74	4.9001	1.061068
10,000,001 to 15,000,000	17	214,322,151.18	20.86%	73	4.8352	1.850834	1.36 to 1.45	5	45,754,526.69	4.45%	73	5.1162	1.401195
15,000,001 to 20,000,000	6	109,848,582.33	10.69%	74	4.7301	1.869980	1.46 to 1.55	5	27,636,701.41	2.69%	53	5.2156	1.499847
20,000,001 to 25,000,000	6	141,280,605.16	13.75%	73	4.5160	1.848284	1.56 to 1.65	3	22,848,189.97	2.22%	73	4.7883	1.614214
25,000,001 to 30,000,000	2	55,350,000.00	5.39%	74	4.8340	1.978618	1.66 to 1.75	9	78,573,998.34	7.65%	73	4.6566	1.715183
30,000,001 to 35,000,000	5	166,672,572.39	16.23%	73	4.5707	2.035635	1.76 to 1.85	9	104,495,609.86	10.17%	70	4.9783	1.792831
35,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.86 to 1.95	2	58,000,000.00	5.65%	71	4.6394	1.920000
45,000,001 to 50,000,000	1	47,500,000.00	4.62%	74	4.5300	1.970000	1.96 to 2.05	5	73,677,718.30	7.17%	74	4.6631	1.988335
50,000,001 or Greater	0	0.00	0.00%	0	0.0000	0.000000	2.06 to 2.30	7	114,000,000.00	11.10%	74	4.6537	2.160281
Totals	83	1,027,208,572.18	100.00%	69	4.7188	2.001949	2.31 to 2.55	4	60,000,000.00	5.84%	73	4.1910	2.340000
							2.56 or Greater	13	170,113,482.84	16.56%	68	4.4252	3.591160
							Totals	83	1,027,208,572.18	100.00%	69	4.7188	2.001949
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	7	46,175,100.26	4.50%	29	4.7426	NAP	New York	15	89,162,188.47	8.68%	62	4.5483	4.100690
Alabama	2	2,465,143.00	0.24%	73	4.0660	2.810000	North Carolina	4	15,631,100.19	1.52%	73	4.4068	2.127414
Arizona	2	39,650,000.00	3.86%	74	4.5911	2.157541	North Dakota	1	1,057,858.00	0.10%	73	4.0660	2.810000
California	10	161,958,106.40	15.77%	70	4.8106	1.271868	Ohio	7	21,381,785.71	2.08%	73	4.7977	1.807180
Colorado	2	22,500,000.00	2.19%	73	4.9220	1.917556	Oklahoma	2	6,559,892.86	0.64%	73	4.4624	1.972064
Connecticut	1	4,227,718.30	0.41%	74	4.7680	2.020000	Pennsylvania	1	12,200,000.00	1.19%	73	4.8720	1.680000
Florida	7	47,741,983.39	4.65%	74	4.7533	2.073222	South Carolina	2	5,907,178.57	0.58%	73	4.1619	2.449460
Georgia	3	18,198,824.86	1.77%	73	4.9208	1.683563	South Dakota	1	849,492.00	0.08%	73	4.0660	2.810000
Illinois	8	25,308,392.80	2.46%	74	4.4631	1.880296	Tennessee	1	6,550,000.00	0.64%	74	4.8050	1.780000
Indiana	5	59,195,127.82	5.76%	71	4.8283	1.668218	Texas	6	126,879,748.62	12.35%	74	4.7596	1.697300
Iowa	1	945,000.00	0.09%	74	5.2000	1.730000	Vermont	4	17,232,691.28	1.68%	73	4.7190	1.959323
Kansas	1	11,654,668.49	1.13%	73	4.9250	1.060000	Virginia	1	13,500,000.00	1.31%	74	4.5200	2.800000
Kentucky	1	6,982,857.14	0.68%	73	4.1910	2.340000	Washington, DC	1	5,169,773.73	0.50%	73	4.9310	(0.060000)
Louisiana	4	16,350,296.69	1.59%	48	5.3695	1.917881	Wisconsin	1	6,944,697.13	0.68%	69	4.5500	1.500000
Maryland	1	23,500,000.00	2.29%	73	4.5650	1.920000	Wyoming	1	2,404,223.00	0.23%	73	4.0660	2.810000
Massachusetts	1	50,000,000.00	4.87%	74	4.7340	2.190000	Totals	126	1,027,208,572.18	100.00%	69	4.7188	2.001949
Michigan	2	14,268,500.00	1.39%	74	4.3772	2.693047
									Property Type³
Minnesota	3	24,503,160.67	2.39%	73	4.3812	1.797630
Mississippi	3	11,555,457.76	1.12%	74	5.4703	1.493824		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Missouri	2	15,503,768.00	1.51%	72	4.4968	2.199568		Properties	Balance	Agg. Bal.			DSCR¹
Nebraska	1	4,098,300.00	0.40%	74	4.3200	2.760000	Defeased	7	46,175,100.26	4.50%	29	4.7426	NAP
Nevada	4	23,588,568.86	2.30%	73	4.2312	2.696951	Industrial	21	179,992,777.76	17.52%	74	4.7974	2.786601
New Hampshire	1	2,100,000.00	0.20%	74	4.3200	2.760000	Lodging	9	79,292,705.42	7.72%	68	4.9998	1.354786
New Jersey	5	48,843,200.00	4.75%	74	5.0216	1.875537	Mixed Use	7	82,797,909.58	8.06%	74	4.7717	1.246982
New Mexico	1	14,463,768.10	1.41%	73	4.8630	0.340000	Mobile Home Park	2	32,500,000.00	3.16%	57	5.0067	1.800923
							Multi-Family	11	76,412,140.68	7.44%	58	4.3714	2.236795
							Office	15	247,039,313.48	24.05%	74	4.7588	1.887980
							Retail	49	239,998,624.91	23.36%	73	4.5648	1.902583
							Self Storage	5	43,000,000.00	4.19%	74	4.7746	2.209477
							Totals	126	1,027,208,572.18	100.00%	69	4.7188	2.001949

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	46,175,100.26	4.50%	29	4.7426	NAP	Defeased	5	46,175,100.26	4.50%	29	4.7426	NAP
	4.0000% or less	2	15,000,000.00	1.46%	10	2.7400	4.280000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	6	97,400,000.00	9.48%	73	4.1412	2.471191	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	6	103,328,264.46	10.06%	74	4.3693	2.205259	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	18	351,325,282.64	34.20%	73	4.6384	1.753255	37 months to 48 months	72	913,152,651.19	88.90%	72	4.7499	1.971617
	4.7501% to 5.0000%	17	146,752,379.55	14.29%	73	4.8832	1.574762	49 months or greater	6	67,880,820.73	6.61%	56	4.2847	2.347224
	5.0001% to 5.2500%	24	231,818,587.23	22.57%	73	5.1053	2.278932	Totals	83	1,027,208,572.18	100.00%	69	4.7188	2.001949
	5.2501% to 5.5000%	2	12,138,569.94	1.18%	73	5.3209	1.191535
	5.5001% or Greater	3	23,270,388.10	2.27%	33	5.9309	1.595765
	Totals	83	1,027,208,572.18	100.00%	69	4.7188	2.001949
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	46,175,100.26	4.50%	29	4.7426	NAP	Defeased	5	46,175,100.26	4.50%	29	4.7426	NAP
	118 months or less	78	981,033,471.92	95.50%	71	4.7177	1.997606	Interest Only	39	567,961,250.00	55.29%	71	4.5774	2.089877
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	3	26,132,502.79	2.54%	58	5.3773	1.697662
	Totals	83	1,027,208,572.18	100.00%	69	4.7188	2.001949	300 months to 350 months	36	386,939,719.13	37.67%	73	4.8792	1.882425
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	83	1,027,208,572.18	100.00%	69	4.7188	2.001949
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	46,175,100.26	4.50%	29	4.7426	NAP				None
Underwriter's Information		18	257,165,674.94	25.04%	68	4.5169	2.238684
	12 months or less	59	716,587,750.68	69.76%	72	4.7903	1.918278
	13 months to 24 months	1	7,280,046.30	0.71%	73	4.6690	1.290000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	83	1,027,208,572.18	100.00%	69	4.7188	2.001949
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30313994	RT	Various	Various	Actual/360	4.191%	87,312.50	0.00	0.00	N/A	01/01/28	--	25,000,000.00	25,000,000.00	12/01/21
1A5	30313995				Actual/360	4.191%	34,925.00	0.00	0.00	N/A	01/01/28	--	10,000,000.00	10,000,000.00	12/01/21
1A10	30313996				Actual/360	4.191%	69,850.00	0.00	0.00	N/A	01/01/28	--	20,000,000.00	20,000,000.00	12/01/21
1A15	30313997				Actual/360	4.191%	17,462.50	0.00	0.00	N/A	01/01/28	--	5,000,000.00	5,000,000.00	12/01/21
2A12	30313999	IN	Rochester	NY	Actual/360	5.021%	51,260.22	18,693.53	0.00	N/A	01/06/28	--	12,250,999.31	12,232,305.78	12/06/21
2A13	30314000				Actual/360	5.021%	39,430.94	14,379.64	0.00	N/A	01/06/28	--	9,423,845.46	9,409,465.82	12/06/21
2A14	30314001				Actual/360	5.021%	20,701.24	7,549.31	0.00	N/A	01/06/28	--	4,947,519.13	4,939,969.82	12/06/21
2A22	30314003				Actual/360	5.021%	51,260.22	18,693.53	0.00	N/A	01/06/28	--	12,250,999.31	12,232,305.78	12/06/21
2A23	30314004				Actual/360	5.021%	39,430.94	14,379.64	0.00	N/A	01/06/28	--	9,423,845.46	9,409,465.82	12/06/21
2A24	30314005				Actual/360	5.021%	20,701.24	7,549.31	0.00	N/A	01/06/28	--	4,947,519.13	4,939,969.82	12/06/21
3A2	30314006	OF	Lowell	MA	Actual/360	4.734%	98,625.00	0.00	0.00	N/A	02/06/28	--	25,000,000.00	25,000,000.00	12/04/21
3A3	30314007				Actual/360	4.734%	78,900.00	0.00	0.00	N/A	02/06/28	--	20,000,000.00	20,000,000.00	12/04/21
3A9	30314008				Actual/360	4.734%	19,725.00	0.00	0.00	N/A	02/06/28	--	5,000,000.00	5,000,000.00	12/04/21
4A1	30314009	IN	Katy	TX	Actual/360	5.141%	141,685.11	49,230.04	0.00	N/A	02/01/28	--	33,071,802.43	33,022,572.39	12/01/21
4A2	30314010				Actual/360	5.141%	56,674.05	19,692.01	0.00	N/A	02/01/28	--	13,228,721.00	13,209,028.99	12/01/21
5	30314012	RT	Corpus Christi	TX	Actual/360	4.530%	179,312.50	0.00	0.00	N/A	02/06/28	--	47,500,000.00	47,500,000.00	12/06/21
6A1	30299468	OF	Florham Park	NJ	Actual/360	5.082%	127,037.50	0.00	0.00	N/A	02/06/28	--	30,000,000.00	30,000,000.00	12/06/21
6A2	30299469				Actual/360	5.082%	42,345.83	0.00	0.00	N/A	02/06/28	--	10,000,000.00	10,000,000.00	12/06/21
6A5	30299472				Actual/360	5.082%	21,172.92	0.00	0.00	N/A	02/06/28	--	5,000,000.00	5,000,000.00	12/06/21
7A2	30314014	MU	Oakland	CA	Actual/360	4.728%	98,500.00	0.00	0.00	N/A	02/06/28	--	25,000,000.00	25,000,000.00	12/06/21
7A4	30314016				Actual/360	4.728%	78,800.00	0.00	0.00	N/A	02/06/28	--	20,000,000.00	20,000,000.00	12/06/21
8	30314017	MF	Bloomington	IN	Actual/360	4.690%	134,837.50	0.00	0.00	N/A	09/01/27	--	34,500,000.00	34,500,000.00	12/01/21
9	30314018	Various Various		Various	Actual/360	4.066%	113,170.33	0.00	0.00	N/A	01/06/28	--	33,400,000.00	33,400,000.00	12/06/21
10	30314019	LO	Irvine	CA	Actual/360	4.635%	127,462.50	0.00	0.00	N/A	02/01/28	--	33,000,000.00	33,000,000.00	12/01/21
11	30314020	IN	Various	Various	Actual/360	4.320%	117,900.00	0.00	0.00	N/A	02/06/28	--	32,750,000.00	32,750,000.00	12/06/21
12A3	30314021	IN	Various	Various	Actual/360	4.470%	69,285.00	0.00	0.00	N/A	02/06/23	--	18,600,000.00	18,600,000.00	12/06/21
12A4	30314022				Actual/360	4.470%	37,250.00	0.00	0.00	N/A	02/06/23	--	10,000,000.00	10,000,000.00	12/06/21
13	30314023	OF	Gilbert	AZ	Actual/360	4.541%	95,928.63	0.00	0.00	N/A	02/06/28	--	25,350,000.00	25,350,000.00	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
14	30314024	MH	Edgewood	MD	Actual/360	4.565%	89,397.92	0.00	0.00	N/A	01/06/28	--	23,500,000.00	23,500,000.00	12/06/21
15	30314025	OF	Houston	TX	Actual/360	4.470%	80,887.31	30,191.64	0.00	N/A	01/01/28	--	21,714,713.13	21,684,521.49	12/01/21
16	30314026	OF	Edina	MN	Actual/360	4.384%	77,187.10	31,772.84	0.00	N/A	01/06/28	--	21,127,856.51	21,096,083.67	12/06/21
17	30314027	IN	Los Angeles	CA	Actual/360	5.212%	76,311.80	21,287.00	0.00	N/A	02/06/28	--	17,569,869.33	17,548,582.33	12/06/21
18	30314028	OF	Melbourne	FL	Actual/360	4.920%	66,830.00	0.00	0.00	N/A	02/06/28	--	16,300,000.00	16,300,000.00	12/06/21
19	30314029	OF	Huntington Beach	CA	Actual/360	4.680%	62,400.00	0.00	0.00	N/A	01/06/28	--	16,000,000.00	16,000,000.00	12/06/21
20	30314030	RT	Albuquerque	NM	Actual/360	4.863%	58,706.33	22,679.60	0.00	N/A	01/06/28	--	14,486,447.70	14,463,768.10	09/06/21
21	30314031	OF	South Bend	IN	Actual/360	5.115%	61,203.25	21,465.27	0.00	N/A	02/06/28	--	14,358,534.83	14,337,069.56	12/06/21
22A7	30314032	MF	New York	NY	Actual/360	2.740%	22,833.33	0.00	0.00	N/A	10/06/22	--	10,000,000.00	10,000,000.00	12/06/21
22A82	30314033				Actual/360	2.740%	11,416.67	0.00	0.00	N/A	10/06/22	--	5,000,000.00	5,000,000.00	12/06/21
23	30314034	IN	Various	IL	Actual/360	4.270%	47,933.36	23,074.69	0.00	N/A	02/01/28	--	13,470,733.99	13,447,659.30	12/01/21
24	30314035	OF	Phoenix	AZ	Actual/360	4.680%	55,770.00	0.00	0.00	N/A	02/06/28	--	14,300,000.00	14,300,000.00	12/06/21
25	30314036	RT	Dumfries	VA	Actual/360	4.520%	50,850.00	0.00	0.00	N/A	02/01/28	--	13,500,000.00	13,500,000.00	12/01/21
26	30314037	SS	Loveland	CO	Actual/360	4.867%	52,725.83	0.00	0.00	N/A	01/06/28	--	13,000,000.00	13,000,000.00	12/06/21
27	30314038	MF	Various	OH	Actual/360	5.170%	55,577.50	0.00	0.00	N/A	12/06/27	--	12,900,000.00	12,900,000.00	12/06/21
28	30314039	OF	Atlanta	GA	Actual/360	4.885%	48,391.65	25,291.81	0.00	N/A	01/06/28	--	11,887,406.50	11,862,114.69	12/06/21
29	30314040	LO	Wichita	KS	Actual/360	4.925%	47,906.95	18,091.72	0.00	N/A	01/01/28	--	11,672,760.21	11,654,668.49	12/01/21
30	30314041	RT	Quakertown	PA	Actual/360	4.872%	49,532.00	0.00	0.00	N/A	01/06/28	--	12,200,000.00	12,200,000.00	12/06/21
31	30314042	RT	Jensen Beach	FL	Actual/360	4.521%	43,544.44	16,899.69	0.00	N/A	01/06/28	--	11,557,914.83	11,541,015.14	12/06/21
32	30314043	MU	Tarzana	CA	Actual/360	4.642%	45,646.33	0.00	0.00	N/A	12/06/27	--	11,800,000.00	11,800,000.00	12/06/21
33	30299464	OF	Long Beach	CA	Actual/360	4.720%	43,750.76	14,727.92	0.00	N/A	02/06/28	--	11,124,251.99	11,109,524.07	12/06/21
34	30299394	MU	South Burlington	VT	Actual/360	4.973%	43,714.70	16,223.28	0.00	N/A	01/06/28	--	10,548,914.56	10,532,691.28	12/06/21
35	30299427	RT	Various	Various	Actual/360	5.287%	39,979.21	13,253.75	0.00	N/A	01/06/28	--	9,073,811.73	9,060,557.98	12/06/21
36	30299499	SS	Evergreen	CO	Actual/360	4.997%	39,561.17	0.00	0.00	N/A	02/06/28	--	9,500,000.00	9,500,000.00	12/06/21
37	30314044	RT	Poplar Bluff	MO	Actual/360	4.800%	36,400.00	0.00	0.00	N/A	12/06/27	--	9,100,000.00	9,100,000.00	12/06/21
38	30314045	MH	Long Beach	CA	Actual/360	6.160%	46,200.00	0.00	0.00	N/A	02/06/23	--	9,000,000.00	9,000,000.00	12/06/21
39	30314046	SS	Roseville	CA	Actual/360	4.420%	30,755.83	0.00	0.00	N/A	01/06/28	--	8,350,000.00	8,350,000.00	12/06/21
40	30299406	LO	Ruston	LA	Actual/360	5.137%	32,800.48	11,471.84	0.00	N/A	01/06/28	--	7,662,172.26	7,650,700.42	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
41	30314047	LO	Trinity	FL	Actual/360	5.131%	32,318.65	11,269.85	0.00	N/A	02/01/28	--	7,558,444.53	7,547,174.68	12/01/21
42	30299498	LO	Moss Point	MS	Actual/360	5.631%	34,355.81	14,775.18	0.00	N/A	02/06/28	--	7,321,950.01	7,307,174.83	12/06/21
43	30314048	MF	Gates	NY	Actual/360	4.770%	30,646.88	10,266.41	0.00	N/A	11/01/27	--	7,709,907.09	7,699,640.68	12/01/21
44	30314049	LO	Baton Rouge	LA	Actual/360	5.950%	34,592.87	13,500.76	0.00	N/A	02/01/23	--	6,976,714.03	6,963,213.27	11/01/21
45	30314050	RT	Noblesville	IN	Actual/360	4.669%	28,365.88	10,392.33	0.00	N/A	01/06/28	--	7,290,438.63	7,280,046.30	12/06/21
46	30314051	MF	Memphis	TN	Actual/360	4.655%	28,366.41	0.00	0.00	N/A	01/06/28	--	7,312,500.00	7,312,500.00	12/06/21
47	30314052	RT	Neenah	WI	Actual/360	4.550%	26,371.12	10,324.44	0.00	N/A	09/06/27	--	6,955,021.57	6,944,697.13	12/06/21
48	30314053	Various Brooklyn		NY	Actual/360	5.023%	29,300.83	0.00	0.00	N/A	01/06/28	--	7,000,000.00	7,000,000.00	12/06/21
49	30314054	MU	Franklin	TN	Actual/360	4.805%	26,227.29	0.00	0.00	N/A	02/06/28	--	6,550,000.00	6,550,000.00	12/06/21
50	30314055	MF	Houston	TX	Actual/360	6.040%	30,001.26	7,631.53	0.00	N/A	02/06/23	--	5,960,515.16	5,952,883.63	12/06/21
51	30314056	SS	Sacramento	CA	Actual/360	5.108%	26,178.50	0.00	0.00	N/A	02/06/28	--	6,150,000.00	6,150,000.00	12/06/21
52	30299489	SS	Las Vegas	NV	Actual/360	4.374%	21,870.00	0.00	0.00	N/A	02/06/28	--	6,000,000.00	6,000,000.00	12/06/21
53	30314057	RT	Fort Lauderdale	FL	Actual/360	4.930%	23,444.47	7,310.39	0.00	N/A	02/06/28	--	5,706,564.67	5,699,254.28	12/06/21
54	30314058	LO	Washington	DC	Actual/360	4.931%	21,276.41	8,017.28	0.00	N/A	01/06/28	--	5,177,791.01	5,169,773.73	03/06/20
55	30314059	SS	Appleton	WI	Actual/360	4.908%	17,654.48	6,781.32	0.00	N/A	11/06/27	--	4,316,497.95	4,309,716.63	12/06/21
56	30299508	MU	Bridgeport	CT	Actual/360	4.768%	16,824.75	6,698.23	0.00	N/A	02/06/28	--	4,234,416.53	4,227,718.30	12/06/21
57	30299491	RT	Ridgeland	MS	Actual/360	5.194%	18,416.93	6,277.77	0.00	N/A	02/06/28	--	4,254,560.70	4,248,282.93	12/06/21
58	30314060	MF	Pacifica	CA	Actual/360	4.021%	13,403.33	0.00	0.00	N/A	01/06/28	--	4,000,000.00	4,000,000.00	12/06/21
59	30314061	RT	Decatur	TX	Actual/360	5.250%	16,372.12	5,716.03	0.00	N/A	06/01/27	--	3,742,198.95	3,736,482.92	12/01/21
60	30314062	RT	Douglasville	GA	Actual/360	5.105%	15,068.32	5,303.82	0.00	N/A	02/06/28	--	3,542,013.99	3,536,710.17	12/06/21
61	30314063	RT	Harlingen	TX	Actual/360	4.840%	13,108.33	0.00	0.00	N/A	02/01/28	--	3,250,000.00	3,250,000.00	12/01/21
62	30314064	RT	Clarksville	IN	Actual/360	5.420%	13,919.55	3,808.02	0.00	N/A	02/06/28	--	3,081,819.98	3,078,011.96	12/06/21
63	30314065	RT	Dallas	GA	Actual/360	4.840%	11,293.33	0.00	0.00	N/A	02/01/28	--	2,800,000.00	2,800,000.00	12/01/21
64	30314066	RT	Guthrie	OK	Actual/360	4.840%	11,062.43	0.00	0.00	N/A	02/01/28	--	2,742,750.00	2,742,750.00	12/01/21
65	30314067	RT	Winterset	IA	Actual/360	5.200%	4,095.00	0.00	0.00	02/06/28	02/06/33	--	945,000.00	945,000.00	12/06/21
66	30314068	RT	Kawkawlin	MI	Actual/360	5.200%	4,019.17	0.00	0.00	02/06/28	02/06/33	--	927,500.00	927,500.00	12/06/21
67	30314069	RT	Rockford	MN	Actual/360	5.200%	3,882.67	0.00	0.00	02/06/28	02/06/33	--	896,000.00	896,000.00	12/06/21
Totals							4,041,597.38	544,671.42	0.00				1,027,753,243.60	1,027,208,572.18
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	23,310,682.01	22,551,907.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A10	23,310,682.01	22,551,907.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A15	23,310,682.01	22,551,907.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A5	23,310,682.01	22,551,907.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A12	10,909,825.97	10,037,546.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A13	10,909,825.97	10,037,546.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A14	10,909,825.97	10,037,546.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A22	10,909,825.97	10,037,546.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A23	10,909,825.97	10,037,546.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A24	10,909,825.97	10,037,546.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	18,609,712.00	17,331,719.27	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	18,609,712.00	17,331,719.27	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A9	18,609,712.00	17,331,719.27	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	8,556,104.03	8,371,482.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	8,556,104.03	8,371,482.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,567,486.04	4,738,676.96	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2	6,765,896.44	5,392,327.06	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	6,765,896.44	5,392,327.06	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,161,775.47	3,258,136.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,035,653.41	4,041,663.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,732,943.00	2,331,206.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,746,001.67	4,805,895.78	--	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	2,587,680.04	2,786,716.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
14	1,959,462.93	2,113,005.94	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,497,612.09	2,391,249.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,442,122.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	995,321.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,051,757.00	2,102,713.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,383,060.32	1,588,554.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	734,288.96	170,636.96	07/01/20	06/30/21	--	0.00	0.00	80,884.34	244,066.11	12,170.69	0.00
21	1,638,017.97	1,660,623.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22A7	18,508,518.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A82	18,508,518.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,147,052.74	2,605,284.22	01/01/21	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,610,803.25	1,584,094.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,693,032.06	1,809,526.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,161,343.14	1,331,953.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,400,589.37	1,617,957.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	732,051.55	984,876.23	11/01/20	10/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,137,501.26	1,040,654.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,272,046.65	1,268,252.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	621,867.49	550,980.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	971,390.57	230,385.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,031,230.88	1,141,044.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	767,568.70	851,021.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	755,588.82	866,523.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	844,442.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	684,851.12	806,093.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	799,811.37	1,080,054.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
41	305,064.22	1,042,530.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	511,215.73	683,907.34	01/01/21	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	678,875.43	844,435.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,299,977.76	1,297,300.81	07/01/20	06/30/21	--	0.00	0.00	47,679.39	47,679.39	0.00	0.00
45	795,700.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	673,120.00	673,120.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	492,397.48	523,029.41	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	676,455.52	611,116.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	623,968.18	639,596.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	917,456.00	983,184.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	600,497.08	618,979.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	15,617.62	(8,822.13)	01/01/21	06/30/21	11/12/20	414,389.13	24,167.40	27,541.92	590,766.65	12,558.69	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	752,221.92	691,544.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	405,366.76	445,793.94	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	385,777.71	277,325.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	400,726.31	412,820.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	288,640.13	333,207.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	307,075.00	244,693.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	224,693.10	231,695.03	01/01/21	05/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	281,000.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	285,999.96	197,585.99	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	87,603.27	87,603.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	85,885.17	85,885.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	83,134.08	83,134.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	345,534,681.42	290,713,137.76				414,389.13	24,167.40	156,105.65	882,512.15	24,729.38	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	1	14,463,768.10	1	5,169,773.73	1	5,169,773.73	0	0.00	0	0.00	0	0.00	0	0.00	4.718827%	4.700440%	69
11/18/21	0	0.00	1	14,486,447.70	1	5,177,791.01	1	5,177,791.01	0	0.00	0	0.00	0	0.00	0	0.00	4.718951%	4.700561%	70
10/18/21	1	11,689,185.37	0	0.00	2	19,692,152.19	1	5,185,068.18	0	0.00	0	0.00	0	0.00	0	0.00	4.719061%	4.700669%	71
09/17/21	0	0.00	0	0.00	2	19,722,611.65	1	5,193,022.87	0	0.00	0	0.00	0	0.00	0	0.00	4.719184%	4.700788%	72
08/17/21	0	0.00	1	14,550,045.18	1	5,200,235.64	1	5,200,235.64	0	0.00	1	25,000,000.00	0	0.00	0	0.00	4.719293%	4.700895%	73
07/16/21	1	14,570,416.28	0	0.00	1	5,207,417.91	1	5,207,417.91	0	0.00	0	0.00	0	0.00	0	0.00	4.719402%	4.701001%	74
06/17/21	1	14,592,665.43	0	0.00	1	5,215,281.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.719523%	4.701119%	75
05/17/21	0	0.00	0	0.00	1	5,222,399.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.719630%	4.701224%	76
04/16/21	1	11,791,045.78	2	15,000,000.00	2	19,865,138.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.719749%	4.701340%	77
03/17/21	2	15,000,000.00	0	0.00	3	31,699,182.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.719855%	4.701444%	78
02/18/21	0	0.00	1	14,680,811.95	2	17,074,093.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.719998%	4.701583%	79
01/15/21	1	14,700,637.73	0	0.00	2	17,096,851.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.720094%	4.701677%	80
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
20	30314030	09/06/21	2	2	80,884.34	244,066.11	12,438.44	14,529,588.78	02/18/21	1
44	30314049	11/01/21	0	B	47,679.39	47,679.39	0.00	6,976,714.03
54	30314058	03/06/20	20	6	27,541.92	590,766.65	92,900.19	5,324,515.34	04/09/20	5		02/05/21
Totals					156,105.65	882,512.15	105,338.63	26,830,818.15
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		15,000,000	15,000,000	0		0
13 - 24 Months		50,516,097	50,516,097	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		961,692,475	942,058,933	14,463,768		5,169,774

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	1,027,208,572	1,007,575,030	0	14,463,768	5,169,774	0
Nov-21	1,027,753,244	1,008,089,005	0	14,486,448	5,177,791	0
Oct-21	1,028,246,377	996,865,039	11,689,185	0	19,692,152	0
Sep-21	1,028,786,784	1,009,064,172	0	0	19,722,612	0
Aug-21	1,029,275,529	1,009,525,249	0	14,550,045	5,200,236	0
Jul-21	1,029,762,201	1,009,984,367	14,570,416	0	5,207,418	0
Jun-21	1,030,296,380	1,010,488,434	14,592,665	0	5,215,281	0
May-21	1,030,778,718	1,025,556,319	0	0	5,222,400	0
Apr-21	1,031,308,722	984,652,538	11,791,046	15,000,000	19,865,138	0
Mar-21	1,031,786,763	985,087,580	15,000,000	0	31,699,182	0
Feb-21	1,032,412,365	1,000,657,460	0	14,680,812	17,074,093	0
Jan-21	1,032,855,158	1,001,057,669	14,700,638	0	17,096,851	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
20	30314030	14,463,768.10	14,529,588.78	22,050,000.00	01/01/18	166,197.78	0.34000	06/30/21	01/06/28	312
29	30314040	11,654,668.49	11,654,668.49	16,500,000.00	02/08/21	839,154.55	1.06000	10/31/21	01/01/28	312
54	30314058	5,169,773.73	5,324,515.34	5,700,000.00	08/31/20	(22,697.75)	(0.06000)	06/30/21	01/06/28	312
Totals		31,288,210.32	31,508,772.61	44,250,000.00		982,654.58

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
20	30314030	RT	NM	02/18/21	1

29	30314040	LO	KS	06/01/20	1

54	30314058	LO	DC	04/09/20	5

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A1	30313994	0.00	4.19100%	0.00	4.19100%	8	07/08/21	07/08/21	07/15/21
34	30299394	10,832,001.00	4.97200%	10,832,001.00 4.97200%		10	05/06/20	05/06/20	05/08/20
42	30299498	7,527,655.62	5.63000%	7,527,655.62 5.63000%		8	08/24/20	08/06/20	08/26/20
Totals		18,359,656.62		18,359,656.62
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
20	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	3,500.00	0.00	0.00	1,701.93	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,500.00	0.00	0.00	1,701.93	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		12,201.93

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29